Accrued maintenance liability (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Schedule of maintenance liability [Line Items]
Accrued maintenance liability at beginning of period	$ 2,315,468	$ 1,648,197	$ 2,900,651	$ 1,750,395
Maintenance payments received	353,522	163,280
Maintenance payments returned	(172,570)	(91,957)
Release to income other than upon sale	(698,429)	(140,047)
Lessor contribution , top-ups and other	(53,627)	(19,887)
Non-cash investing and financing activities
Schedule of maintenance liability [Line Items]
Release to income upon sale	$ (14,079)	$ (13,587)